-----------------------------------------------------------------

                               THE GABELLI VALUE FUND INC.

                       Supplement to Prospectus dated May 1, 1999

     Class B Shares and Class C Shares of the The  Gabelli  Value
Fund Inc.  are not being offered to the public at this time.


                         INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                        WITH THE PROSPECTUS FOR FUTURE REFERENCE.



May 1, 1999